Disaggregation of Revenue - Schedule of Sets Forth a Breakdown of Revenue, Cost of Revenue and Gross Profit Margin by Major Categories (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 103,820,403	$ 13,365,656	$ 115,285,213	$ 96,957,894
Cost of revenue	61,428,164	7,908,154	68,274,282	73,847,162
Gross profit	$ 42,392,239	$ 5,457,502	$ 47,010,931	$ 23,110,732
Gross profit margin	40.80%	40.80%	40.80%	23.80%
Revenue from Integrated IPO financial printing services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 32,789,688		$ 34,035,637	$ 16,160,234
Cost of revenue	11,072,563		12,830,143	14,978,792
Gross profit	$ 21,717,125	$ 2,795,824	$ 21,205,494	$ 1,181,442
Gross profit margin	66.20%	66.20%	62.30%	7.30%
Revenue from non-IPO financial printing services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 71,030,715		$ 81,249,576	$ 80,797,660
Cost of revenue	50,355,601		55,444,139	58,868,370
Gross profit	$ 20,675,114	$ 2,661,678	$ 25,805,437	$ 21,929,290
Gross profit margin	29.10%	29.10%	31.80%	27.10%